MEMORANDUM OF CHANGES

                      VAN KAMPEN UNITS TRUSTS, SERIES 1079


   The Prospectus filed with Amendment No. 1 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 1079 on February 18, 2011. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

     Front Cover Page. The date of the Prospectus has been inserted and the preliminary prospectus disclosure has been removed.

     Alternatives Allocation Portfolio - Principal Investment Strategy. The second sentence of the first paragraph in this section has been added to include the full name of the Sponsor, Van Kampen Funds Inc. In the seventh paragraph of this section, the percentage of funds in the portfolio that are classified as "non-diversified" under the 1940 Act has been provided.

     Long/Short Strategy Portfolio - Principal Investment Strategy. The fourth sentence of the first paragraph in this section has been added to include the full name of the Sponsor, Van Kampen Funds Inc. In the fourth paragraph of this section, the percentage of funds in the portfolio that are classified as "non-diversified" under the 1940 Act has been provided.

     The "Fee Table," "Example," and "Essential Information" sections have been completed with respect to each Portfolio in the Prospectus. The line item "Maximum sales charge on reinvested dividends" in the "Fee Table" for each Portfolio has been deleted. Furthermore, the footnote disclosure designated by an asterisk that previously followed the "Essential Information" table has been moved to follow the "Fee Table" for each Portfolio.

     The "Portfolio" page and notes thereto have been finalized with respect to each Portfolio in the Prospectus.

     The "Report of Independent Registered Public Accounting Firm" page has been completed.

     The "Statements of Condition" page has been finalized.

     The "Fee Accounts" and "Rights of Unitholders--Reinvestment Option" sections have been revised to provide disclosure explaining the meaning and purpose of the various "CUSIP Numbers" which appear in the "Essential Information" section.

     The "Portfolio Administration--Sponsor" section in the Prospectus and the "Sponsor Information" section in the Information Supplement have each been updated to reflect updated information regarding the Sponsor.

     The "Taxation" sections found in both the Prospectus and the Information Supplement have each been revised to include updated tax disclosure.

     Back Cover Page. The date of the Prospectus has been inserted and the table of contents has been updated.